Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Dec. 31, 2022	Sep. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Line Items]
Adjusted retrospectively as addition paid-in capital	$ 3
Maximum [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value	$ 0.00005
Minimum [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, par value	$ 0.0001
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares		31,971,435
Ordinary shares, par value		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares		49,628,565
Ordinary shares, par value		$ 0.0001	$ 0.0001